Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,164	₱ 1,514
Revaluation due to change in IBR	515	(175)
Capitalized to ROU assets during the year	73	163
Accretion expenses	54	63
Reclassification to liabilities associated with assets classified as held-for-sale		(369)
Settlement of obligations and others	(3)	(2)
Change in assumptions	(51)	(30)
Provision for asset retirement obligations at end of the year	₱ 1,752	₱ 1,164